Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of Business and Basis of Presentation [Abstract]
Description of Business and Basis of Presentation
1.	Description of Business and Basis of Presentation

Overview

Lomond Therapeutics Holdings, Inc., a Delaware corporation (collectively with its subsidiaries, “the Company”), is a biopharmaceutical company focused on developing a next-generation inhibitor of FMS-like tyrosine kinase 3, or FLT3, and interleukin-1 receptor-associated kinase 4, or IRAK4, for the treatment of acute myeloid leukemia, or AML. The Company was incorporated as Venetian-1 Acquisition Corp. in the State of Delaware in September 2021 and was originally organized as a vehicle to investigate and acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. On November 1, 2024, the Company, Lomond Acquisition Corp, a corporation formed in the State of Delaware on October 23, 2024 (“Acquisition Sub”) and Lomond Therapeutics, Inc., a privately held Delaware corporation (“Legacy Lomond”), entered into the Merger Agreement. Legacy Lomond was incorporated on January 22, 2020, pursuant to the laws of the State of Delaware. On July 1, 2022, shareholders of Legacy Lomond contributed and transferred all outstanding common stock, stock options, and redeemable convertible preferred stock of Legacy Lomond to Eilean Therapeutics, LLC (“Eilean”, or the “Former Parent”) in exchange for common unit ownership in Eilean (the “Eilean Transaction”). After the Eilean Transaction, Eilean became the sole shareholder of Legacy Lomond.

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial statements and pursuant to the rules of the Securities and Exchange Commission (“SEC”). Accordingly, certain information and footnotes required by GAAP for complete financial statements have been omitted. In the opinion of management, the accompanying condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s balance sheet as of March 31, 2025, and its statements of operations, redeemable convertible preferred stock and stockholders’ equity (deficit), and its cash flows for the three months ended March 31, 2025 and 2024. Operating results for the three months ended March 31, 2025, are not necessarily indicative of the results that may be expected for the year ending December 31, 2025. The condensed consolidated financial statements presented herein do not contain all of the required disclosures under GAAP for annual financial statements. The accompanying condensed consolidated financial statements should be read in conjunction with the annual audited financial statements and related notes as of and for the year ended December 31, 2024 found in the Annual Report on Form 10-K.

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Lomond Therapeutics Operating Corporation, and Lomond Therapeutics AU Pty Ltd (“Lomond AU”). All intercompany accounts and transactions have been eliminated in consolidation.

Forward stock split

On September 20, 2024, Legacy Lomond filed a Certificate of Amendment to its Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, which effected a 3.794838-for-1 forward stock split (the “stock split”) of its issued and outstanding shares of common stock and series seed redeemable convertible preferred stock. As a result of the stock split, (i) every share of common stock issued and outstanding was converted into 3.794838 share of common stock, and (ii) every share of redeemable convertible preferred stock issued and outstanding was converted into 3.794838 shares of redeemable convertible preferred stock. The stock split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Legacy Lomond’s equity. No fractional shares were issued in connection with the stock split. Stockholders who would otherwise be entitled to a fractional share of common stock were instead entitled to receive a proportional cash payment. The Restated Certificate of Incorporation authorizes Legacy Lomond to issue 32,661,416 shares of capital stock on a post-stock split adjusted basis, inclusive of 19,000,000 shares of common stock, and 13,661,416 shares of redeemable convertible preferred stock. All common share and per share amounts presented in the condensed consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the stock split.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Estimates and assumptions are periodically reviewed, and the effects of revisions are reflected in the condensed consolidated financial statements in the period they are determined to be necessary. The most significant estimates and assumptions that management considers in the preparation of the Company’s condensed consolidated financial statements relate to the accrual of research and development expenses and inputs used in the Black Scholes model for stock-based compensation assumptions.

The Merger

On November 1, 2024, the Company (formerly publicly-held Venetian-1 Acquisition Corp.) consummated a merger with Legacy Lomond pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Legacy Lomond, and Acquisition Sub. The Merger Agreement provided for the merger of Acquisition Sub with and into Legacy Lomond, with Legacy Lomond continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). Pursuant to the terms of the Merger Agreement, the board of directors of the Company and both of the Company’s pre-Merger stockholders approved an amended and restated certificate of incorporation, which was effective upon its filing with the Secretary of State of the State of Delaware on November 1, 2024, and through which, among other things, the Company changed its name to “Lomond Therapeutics Holdings, Inc.” On November 1, 2024, the board of directors also adopted amended and restated bylaws. Following the consummation of the Merger, Legacy Lomond changed its name to “Lomond Therapeutics Operating Corporation”

Pursuant to the terms of the Merger Agreement, at the time the certificate of merger reflecting the Merger was filed with the Secretary of State of Delaware (the “Effective Time”), each share of Legacy Lomond’s capital stock (comprising of Legacy Lomond common stock and Legacy Lomond preferred stock) issued and outstanding immediately prior to the closing of the Merger was cancelled and converted into the right to receive one share of the Company’s common stock (the “Exchange Ratio”), with the maximum number of shares of common stock issuable to the former holders of Legacy Lomond’s capital stock equal to 14,420,383 (which is equal to 758,967 shares of Legacy Lomond common stock and 13,661,416 shares of Legacy Lomond preferred stock issued and outstanding immediately prior to the closing of the Merger). In addition, pursuant to the Merger Agreement, immediately prior to the Effective Time, an aggregate of 3,625,000 shares of the 5,000,000 then-outstanding shares of our common stock owned by the Company’s stockholders prior to the Merger were forfeited and cancelled (the “Stock Forfeiture”).

In addition, pursuant to the Merger Agreement, at the Effective Time, options to purchase an aggregate of 4,329,617 shares of Legacy Lomond common stock at an exercise price of $1.30 per share issued and outstanding immediately prior to the closing of the Merger under Legacy Lomond’s 2024 Stock Plan (the “Legacy Lomond Plan”) were assumed and converted into options to purchase 4,329,617 shares of our common stock at an exercise price of $1.30 per share.

The issuance of shares of the Company’s common stock to Legacy Lomond’s stockholders and the assumption of Legacy Lomond’s options outstanding immediately prior to the Effective Time pursuant to the Merger Agreement are collectively referred to as the “Share Conversion.”

The Merger was accounted for as a reverse recapitalization under GAAP because Venetian was a public shell with primary assets consisting solely of cash, which did not meet the definition of a business under Accounting Standards Codification (“ASC”) 805-10, Business Combinations. For financial reporting purposes, Legacy Lomond was determined to be the accounting acquirer based upon the terms of the Merger and other factors, including: (i) Legacy Lomond stockholders own approximately 91.3% of the Combined Company, (ii) Lomond holds the majority of board seats of the Combined Company and (iii) Lomond management holds all key positions of management. Accordingly, the Merger was treated as the equivalent of Legacy Lomond issuing stock to acquire the net assets of Venetian. Consequently, the assets, liabilities and operations that are reflected in Lomond Therapeutics Holdings, Inc.’s historical financial statements prior to the Merger will be those of Legacy Lomond, and the consolidated financial statements after completion of the Merger will include the assets, liabilities and results of operations of Legacy Lomond up to the day prior to the closing of the Merger and the assets, liabilities and results of operations of the combined company from and after the closing date of the Merger. The assets and liabilities of Venetian-1 Acquisition Corp. included in the accompanying condensed consolidated financial statements were recorded at the historical cost basis of Venetian-1 Acquisition Corp. Immediately after the Merger, there were 27,198,214 shares of common stock issued and outstanding. The assets of Venetian acquired and liabilities assumed were nominal.

Liquidity and Other Risks

Since inception, the Company has been primarily performing research and development activities, establishing and maintaining its intellectual property, and raising capital to support and expand its operations. The Company has funded its operations primarily through the sale of its redeemable convertible preferred stock and contributions from its stockholders. The Company does not yet have a product that has been approved by the FDA, has not generated any product sales revenues and has not yet achieved profitable operations, nor has it ever generated positive cash flows from operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approval, and, ultimately, the market acceptance of the Company’s products.

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.

As of March 31, 2025, the Company had cash and cash equivalents of $37.6 million and short-term investments of $10.1 million. Additionally, the Company had an accumulated deficit of $45.0 million at March 31, 2025, and during the three months ended March 31, 2025, the Company incurred a net loss of $6.2 million. The Company expects to continue to generate operating losses for the foreseeable future. The Company believes that its cash and cash equivalents of $37.6 million together with its short-term investments of $10.1 million as of March 31, 2025 will be sufficient to fund its operating expenses for at least the next 12 months from issuance of these condensed consolidated financial statements.

In addition, to finance its future operations, the Company will likely seek additional funding through public financings or government programs and will seek funding or development program cost-sharing through collaboration agreements or licenses with larger pharmaceutical or biotechnology companies. If the Company does not obtain additional funding or development program cost-sharing, or exceeds its current spending forecasts, the Company has the ability and would be forced to delay, reduce or eliminate certain clinical trials or research and development programs, reduce or eliminate discretionary operating expenses, and delay company and pipeline expansion, any of which could adversely affect its business prospects. The inability to obtain funding, as and when needed, could have a material adverse effect on the Company’s financial condition and ability to pursue its business strategies.

1.	Description of Business and Basis of Presentation

Overview

Lomond Therapeutics Holdings, Inc., a Delaware corporation (collectively with its subsidiaries, “the Company”), is a biopharmaceutical company focused on developing a next-generation inhibitor of FMS-like tyrosine kinase 3, or FLT3, and interleukin-1 receptor-associated kinase 4, or IRAK4, for the treatment of acute myeloid leukemia, or AML. The Company was incorporated as Venetian-1 Acquisition Corp. in the State of Delaware in September 2021 and was originally organized as a vehicle to investigate and acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. On November 1, 2024, the Company, Lomond Acquisition Corp, a corporation formed in the State of Delaware on October 23, 2024 (“Acquisition Sub”) and Lomond Therapeutics, Inc., a privately held Delaware corporation (“Legacy Lomond”), entered into the Merger Agreement. Legacy Lomond was incorporated on January 22, 2020, pursuant to the laws of the State of Delaware. On July 1, 2022, shareholders of Legacy Lomond contributed and transferred all outstanding common stock, stock options, and redeemable convertible preferred stock of Legacy Lomond to Eilean Therapeutics, LLC (“Eilean”, or the “Former Parent”) in exchange for common unit ownership in Eilean (the “Eilean Transaction”). After the Eilean Transaction, Eilean became the sole shareholder of Legacy Lomond.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Lomond Therapeutics Operating Corporation, and Lomond Therapeutics AU Pty Ltd. Any references in these notes to applicable guidance is meant to refer to GAAP as found in Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Forward stock split

On September 20, 2024, Legacy Lomond filed a Certificate of Amendment to its Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, which effected a 3.794838-for-1 forward stock split (the “stock split”) of its issued and outstanding shares of common stock and series seed redeemable convertible preferred stock. As a result of the stock split, (i) every share of common stock issued and outstanding was converted into 3.794838 share of common stock, and (ii) every share of redeemable convertible preferred stock issued and outstanding was converted into 3.794838 shares of redeemable convertible preferred stock. The stock split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Legacy Lomond’s equity. No fractional shares were issued in connection with the stock split. Stockholders who would otherwise be entitled to a fractional share of common stock were instead entitled to receive a proportional cash payment. The Restated Certificate of Incorporation authorizes Legacy Lomond to issue 32,661,416 shares of capital stock on a post-stock split adjusted basis, inclusive of 19,000,000 shares of common stock, and 13,661,416 shares of redeemable convertible preferred stock. All common share and per share amounts presented in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the stock split.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Estimates and assumptions are periodically reviewed, and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. The most significant estimates and assumptions that management considers in the preparation of the Company’s consolidated financial statements relate to the fair value of the Company’s Simple Agreements for Future Equity (“SAFE”) prior to the Merger, accrual of research and development expenses, and inputs used in the Black Scholes model for stock-based compensation assumptions.

The Merger

On November 1, 2024, the Company (formerly publicly-held Venetian-1 Acquisition Corp.) consummated a merger with Legacy Lomond pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Legacy Lomond, and Acquisition Sub. The Merger Agreement provided for the merger of Acquisition Sub with and into Legacy Lomond, with Legacy Lomond continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). Pursuant to the terms of the Merger Agreement, the board of directors of the Company and both of the Company’s pre-Merger stockholders approved an amended and restated certificate of incorporation, which was effective upon its filing with the Secretary of State of the State of Delaware on November 1, 2024, and through which, among other things, the Company changed its name to “Lomond Therapeutics Holdings, Inc.” On November 1, 2024, the board of directors also adopted amended and restated bylaws. Following the consummation of the Merger, Legacy Lomond changed its name to “Lomond Therapeutics Operating Corporation”

Pursuant to the terms of the Merger Agreement, at the time the certificate of merger reflecting the Merger was filed with the Secretary of State of Delaware (the “Effective Time”), each share of Legacy Lomond’s capital stock (comprising of Legacy Lomond common stock and Legacy Lomond preferred stock) issued and outstanding immediately prior to the closing of the Merger was cancelled and converted into the right to receive one share of the Company’s common stock (the “Exchange Ratio”), with the maximum number of shares of common stock issuable to the former holders of Legacy Lomond’s capital stock equal to 14,420,383 (which is equal to 758,967 shares of Legacy Lomond common stock and 13,661,416 shares of Legacy Lomond preferred stock issued and outstanding immediately prior to the closing of the Merger). In addition, pursuant to the Merger Agreement, immediately prior to the Effective Time, an aggregate of 3,625,000 shares of the 5,000,000 then-outstanding shares of our common stock owned by the Company’s stockholders prior to the Merger were forfeited and cancelled (the “Stock Forfeiture”).

In addition, pursuant to the Merger Agreement, at the Effective Time, options to purchase an aggregate of 4,329,617 shares of Legacy Lomond common stock at an exercise price of $1.30 per share issued and outstanding immediately prior to the closing of the Merger under Legacy Lomond’s 2024 Stock Plan (the “Legacy Lomond Plan”) were assumed and converted into options to purchase 4,329,617 shares of our common stock at an exercise price of $1.30 per share.

The issuance of shares of the Company’s common stock to Legacy Lomond’s stockholders and the assumption of Legacy Lomond’s options outstanding immediately prior to the Effective Time pursuant to the Merger Agreement are collectively referred to as the “Share Conversion.”

The Merger was accounted for as a reverse recapitalization under GAAP because Venetian was a public shell with primary assets consisting solely of cash, which did not meet the definition of a business under ASC 805-10, Business Combinations. For financial reporting purposes, Legacy Lomond was determined to be the accounting acquirer based upon the terms of the Merger and other factors, including: (i) Legacy Lomond stockholders own approximately 91.3% of the Combined Company, (ii) Lomond holds the majority of board seats of the Combined Company and (iii) Lomond management holds all key positions of management. Accordingly, the Merger was treated as the equivalent of Legacy Lomond issuing stock to acquire the net assets of Venetian. Consequently, the assets, liabilities and operations that are reflected in Lomond Therapeutics Holdings, Inc.’s historical financial statements prior to the Merger will be those of Legacy Lomond, and the consolidated financial statements after completion of the Merger will include the assets, liabilities and results of operations of Legacy Lomond up to the day prior to the closing of the Merger and the assets, liabilities and results of operations of the combined company from and after the closing date of the Merger. The assets and liabilities of Venetian-1 Acquisition Corp. included in the accompanying consolidated financial statements are recorded at the historical cost basis of Venetian-1 Acquisition Corp. Immediately after the Merger, there were 27,198,214 shares of common stock issued and outstanding. The assets of Venetian acquired and liabilities assumed were nominal.

Liquidity and Other Risks

Since inception, the Company has been primarily performing research and development activities, establishing and maintaining its intellectual property, and raising capital to support and expand its operations. The Company has funded its operations primarily through the sale of its redeemable convertible preferred stock and contributions from its stockholders. The Company does not yet have a product that has been approved by the FDA, has not generated any product sales revenues and has not yet achieved profitable operations, nor has it ever generated positive cash flows from operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approval, and, ultimately, the market acceptance of the Company’s products.

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As of December 31, 2024, the Company had cash and cash equivalents of $28.4 million. Additionally, the Company had an accumulated deficit of $38.8 million at December 31, 2024, and during the year ended December 31, 2024, the Company incurred a net loss of $17.1 million. In January and March 2025, the Company completed subsequent closings pursuant to the Subscription Agreement, resulting in aggregate gross proceeds of $20.0 million. The Company expects to continue to generate operating losses for the foreseeable future. The Company believes that its cash and cash equivalents of $28.4 million as of December 31, 2024, together with the aggregate gross proceeds of approximately $20.0 million from the subsequent closings in January and March 2025,  will be sufficient to fund its operating expenses for at least the next 12 months from issuance of these consolidated financial statements.

In addition, to finance its future operations, the Company will likely seek additional funding through public financings or government programs and will seek funding or development program cost-sharing through collaboration agreements or licenses with larger pharmaceutical or biotechnology companies. If the Company does not obtain additional funding or development program cost-sharing, or exceeds its current spending forecasts, the Company has the ability and would be forced to delay, reduce or eliminate certain clinical trials or research and development programs, reduce or eliminate discretionary operating expenses, and delay company and pipeline expansion, any of which could adversely affect its business prospects. The inability to obtain funding, as and when needed, could have a material adverse effect on the Company’s financial condition and ability to pursue its business strategies.